INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Minimum Future Gross Revenues) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Sales-Type Leases and Direct Financing Leases
2020	$ 115,463
2021	105,459
2022	109,902
2023	105,198
2024	106,817
Thereafter	542,803
Total minimum lease payments to be received	1,085,642
Leaseback Assets
2020	25,369
2021	27,820
2022	27,820
2023	27,820
2024	23,392
Thereafter	1,852
Total minimum lease payments to be received	134,073
Total, 2020	140,832
Total, 2021	133,279
Total, 2022	137,722
Total, 2023	133,018
Total, 2024	130,209
Total, Thereafter	544,655
Total minimum lease revenues	$ 1,219,715